Transfers of Residential Loans - Schedule of Servicing Arrangements Associated with Transfers of Forward Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Residential Loan Transfers Line Items
Servicing Rights, Net	$ 1,648,544	$ 1,304,900	$ 242,712
Servicer and protective advances, net	1,595,950	1,381,434	173,047
Receivables, net	288,829	319,195	259,009
Total assets	18,385,950	17,387,529	10,978,177
Servicing Arrangements Associated with Transfers of Forward Loans [Member]
Residential Loan Transfers Line Items
Servicing Rights, Net	258,544	192,962
Servicer and protective advances, net	3,365	6,023
Receivables, net	668	437
Total assets	262,577	199,422
Unpaid Principal Balance of Transferred Loans	$ 21,272,121	$ 14,672,986